Shareholder Fees {- Strategic Income Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-11 | Strategic Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)